Lease (Tables)	12 Months Ended
Dec. 31, 2025
Lease [Abstract]
Schedule of Operating Leases
	December 31, 2025	December 31, 2024
ASSETS
Operating lease right-of-use assets	$13,097	$99,328
LIABILITIES
Operating lease liabilities - current	13,173	87,016
Operating lease liabilities - noncurrent	-	12,602

The following provides details of the Company’s lease expenses:

	Year Ended December 31,
	2025	2024	2023
Operating lease expenses	$91,310	$90,609	$81,203

Other information related to leases is presented below:

	Year Ended December 31,
	2025	2024	2023
Cash paid for amounts included in the measurement of operating lease liabilities
Operating cash flows from operating leases	$91,539	$90,955	$80,540
Weighted Average Remaining Lease Term:
Operating leases	0.33 years	1.17 years	2.17 years

Weighted Average Discount Rate:
Operating leases	3.22%	3.22%	3.22%

Schedule of Minimum Future Annual Payments Under Non-Cancellable Leases

The minimum future annual payments under non-cancellable leases during the next five years and thereafter, at rates now in force, are as follows:

Operating leases
2026	$13,261
2027	-
Total future minimum lease payments, undiscounted	13,261
Less: Imputed interest	(88)
Present value of future minimum lease payments	$13,173